FINANCE RESULT - Summary of Finance Results - Narrative (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
FINANCE RESULT
Interest for monetary variation and exchange variation of debts related to purchase of assets from business combination	R$ 599,515
Cost of banking operations with derivatives	554,998
Derivatives and fair value of the securities related to protection of the investment in acquired entitys' shares	880,795
Changes in fair value of investments in listed entities without effects of PIS and COFINS	R$ 3,312,112